REVENUE (Tables)	12 Months Ended
Dec. 31, 2022
REVENUE
Summary of revenue by product

	Year Ended December 31,
	2022	2021	2020
Creative Stills	$585,400	$596,917	$532,732
Editorial Stills	325,770	306,631	266,699
Other	15,074	15,140	15,970
Total Revenue	$926,244	$918,688	$815,401